UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-04010

                                 OCM Mutual Fund
                                 ---------------
               (Exact name of registrant as specified in charter)

                               1536 Holmes Street
                           Livermore, California 94550
               (Address of principal executive offices) (Zip code)

                                Gregory M. Orrell
                         Orrell Capital Management, Inc
                               1536 Holmes Street
                           Livermore, California 94550
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (925) 455-0802
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------
                     Date of reporting period: May 31, 2007
                                               ------------

ITEM 1. REPORT TO STOCKHOLDERS.


                              [LOGO, OCM GOLD FUND]



                               SEMI-ANNUAL REPORT
                                  MAY 31, 2007

Dear Fellow Shareholders:

Signs of stress in the credit markets brought on by the over issuance of credit to marginal borrowers is beginning to ripple through financial markets. The Bank for International Settlements (BIS) warns in its recent annual report that years of loose monetary policy has fostered a dangerous credit bubble, leaving the global economy vulnerable to a 1930s style economic downturn. Meanwhile, open-ended dollar buying has been dealt a blow as China pronounced its intention to diversify the country's foreign exchange reserves while Kuwait made the decision to move away from pegging its currency to the US dollar. For many, gold's historic monetary characteristics will only be appreciated once gold has risen to heights in dollar terms that presently are dismissed as complete folly, much like foretelling gold's ascent from $35 to over $800 in the 1970's. We believe one of the most important periods for owning gold related assets as part of a disciplined diversified portfolio is upon us.

The consolidation in the gold market that began after the run-up in gold prices to $730 an ounce in May of 2006 continued into the first half of 2007 as gold prices ranged from $608 to $685, closing June 30th at $650, up 2.36% from year-end. For the fiscal period ending May 31st covered in the financials of this report, your Fund posted a negative return of 2.65% (excluding sales charges). The investment strategy of the OCM Gold Fund of owning a cross section of the gold mining industry consisting of senior producers to exploration and development companies allowed it to outpace the Philadelphia Gold and Silver Index(XAU), which had a negative return of 5.71% over the same period.

                   GOLD PRICE, DOLLAR PER OUNCE, LONDON PM FIX

 [The following table was represented as a line chart in the printed material.]

                              4-Jan-00      281.50
                              3-Jul-00      287.65
                              2-Jan-01      271.10
                              1-Aug-01      267.35
                              1-Feb-02      283.90
                              2-Sep-02      312.00
                              3-Mar-03      345.50
                              1-Oct-03      383.50
                              1-Apr-04      427.25
                              1-Nov-04      428.85
                              3-May-05      427.90
                              1-Nov-05      459.50
                              1-Jun-06      625.00
                              1-Dec-06      648.75
                              2-Jul-07      654.75
                                                          Source: Global Insight

MARKET OVERVIEW

The bursting of the speculative housing bubble in the U.S. is beginning to play out in the credit markets as subprime mortgage defaults accelerate forcing the downgrade of structured debt products backed by mortgages. Holders of Collateralized Debt Obligations (CDOs) and Collateralized Mortgage Obligations
(CMOs) have found themselves questioning the value of the securities as models established for pricing the securities differ dramatically from what the market is willing to pay. Two Bear Stearns hedge funds specializing in structured debt became worthless in June, prompting fears damage from the housing downturn is starting to spread. With over $2 trillion in adjustable rate mortgages prepared to reset at higher interest rates along with the re-rating of the highly illiquid CDOs, fears of widespread financial damage are understandable.

The Bank for International Settlements (BIS) voiced its concerns in its recent annual report citing mass issuance of structured credit instruments, soaring levels of household debt, extreme appetite for risk shown by investors and entrenched imbalances in the world currency system as posing risk to a financial system where assets were "priced to perfection." Further stating, "Behind each set of concerns lurks the common factor of highly accommodating financial conditions. Tail events affecting the global economy might at some point have much higher costs than is commonly supposed." Concluding its report with, "Virtually nobody foresaw the Great Depression of the 1930s, or the crises which affected Japan and southeast Asia in the early and late 1990s. In fact, each downturn was preceded by a period of non-inflationary growth exuberant enough to lead many commentators to suggest that a `new era' had arrived."

The policy response over the last 20 years has been to meet each economic shock with vigorous monetary easing. With the potential for fallout from gratuitous lending policies of the last few years spreading, market participants are increasingly aware the Federal Reserve is unlikely to tighten monetary policy for fear of setting off a cascading sequence of defaults. The Fed finds itself fighting the effects of past monetary easing that failed to allow malinvestment to unwind and permitted leverage to escalate while not being able to address inflationary pressures with much more than lip service. Consequently, the US dollar is coming under renewed downward pressure as dollar holders question the viability of the dollar as a long-term store of value.

Putting further downward pressure on the dollar is the decision by the Chinese and other countries to diversify foreign exchange reserves away from the U.S. dollar. In March, China's Central Bank Governor Zhou Xiaochuan stated China would stop accumulating U.S. dollars in its foreign exchange reserves which had grown to $1.3 trillion. With the current account and budget deficits requiring $3 billion per day, any decision by central banks to stop holding additional dollars has a negative consequence for the dollar. Additionally, in May Kuwait announced it was no longer pegging its currency to the U.S. dollar citing rising inflation. In order to maintain the desired value of its currency, Kuwait has had to acquire more dollars through the printing of additional Kuwaiti dinar, which in turn, has fueled rising inflation within the country. Kuwait's dilemma is not alone in the Gulf region as broad money supply growth is running at annual rate of 20% in an effort to absorb dollars. Kuwait's split from the dollar begs the question, is the rest of the world far behind?

A few of the other factors that are supportive of higher gold prices include:

      o Ongoing geopolitical tensions in the Middle East favor gold as an alternative asset.

      o Annual gold supplies are constrained due to declining gold production caused by lack of major new discoveries and the long lead time to bring new mines into production.

      o Sales by signatories to the Central Bank Gold Selling Agreement appear set to come up 100 tonnes short of the 500 tonne annual quota for the second year in a row.

      o Introduction of exchange traded funds (ETF's) in Asia and other parts of the world is expanding the demand side of the gold market.

      o Increased purchasing power by a rising middle class in India and China is propelling consumer demand for gold in Asia.

      o Gold remains relatively "cheap" versus a number of historic metrics, such as the Dow Jones/Gold ratio, which stood at 21.09 on June 30th. The average over the last 100 years has been 10 ounces to buy one unit of the Dow Jones.

      o Bull market cycles for gold have historically lasted 12 to 20 years, the current cycle is entering its sixth year.

FUND INVESTMENT STRATEGY

Your Fund employs an active management style that allocates the portfolio over four sub sectors in the gold mining industry based on size of production: Senior (or Major), Intermediate (or Mid-Tier) and Junior Producers. The fourth category is exploration and development companies that range from companies performing grass roots exploration to companies developing known ore deposits for production. It is our belief that investment flows into the gold sector shift from one sub-sector to the next as a bull market trend in gold matures. Further consideration is paid to political risk as mining operations have migrated to some of the more inhospitable locations in the world.

Over the past two years, rising production costs have hindered the gold mining industry from expanding operating margins and therefore exhibiting the earnings and cash flow leverage to rising gold prices necessary to attract investor interest and higher valuations. It is our opinion this trend is about to reverse with gold prices significantly outpacing production cost inflation. Companies with large production bases, such as Gold Fields and Newmont Mining, stand to benefit appreciably in such a scenario.

The insatiable appetite for gold reserves by the major mining companies and the desire of intermediates and junior gold producers to grow translates into ongoing merger and acquisition activity. In the first half of the year, Cumberland Resources was acquired by fellow Canadian company, Agnico Eagle Mines in a share swap. Agnico Eagle remains one of the Fund's top holdings in the mid-tier sector for its low geopolitical risk, strength of management and production growth profile. In late June, Yamana Gold made an ambitious unsolicited bid for fellow mid-tier gold producer Meridian Gold that faces a certain uphill battle as investors grow weary of companies attempting to grow by acquisition with little regard for dilution.

Although exploration and development companies tend to carry a higher level of risk, we remain focused on the group as the sector offering the potential for the greatest creation of shareholder value through discovery, reserve growth and takeover premiums. Our strategy is to search out companies with talented management and known deposits that we believe have the potential to expand further. Additionally, your Fund's approach is to take minor positions in a relatively large number of companies in order to spread out the risk and enhance overall returns. A couple of recent additions to the portfolio over the past six months include, Detour Gold, Mansfield Minerals and Geologix Explorations.

CONCLUDING REMARKS

John Maynard Keynes once wrote: "The situation is serious when enterprise becomes a bubble on a whirlpool of speculation." The world has been awash in liquidity with greater investor risk appetite providing the impetus for increased speculative activity by private equity and hedge funds. Only recently have some corners of the market begun to question credit quality and reassess risk. In our opinion, widespread deterioration of credit quality will be met with advancing gold prices as investors signify growing distrust of financial instruments and seek out alternatives to preserve wealth.

We appreciate your shareholding and confidence in the OCM Gold Fund and we look forward to meeting the investment objective of preserving your purchasing power. Should you have any questions regarding the Fund or gold, please contact your financial adviser or you may contact us directly at 1-800-779-4681. For questions regarding your account, please contact Shareholder Services at 1-800-628-9403.

Sincerely,

/s/ Gregory M. Orrell                     /s/ Timothy G. Church
Gregory M. Orrell                         Timothy G. Church
Portfolio Manager                         Assistant Portfolio Manager

July 24, 2007

                                 OCM GOLD FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2007
                                   (UNAUDITED)

SHARES                                                                    VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 92.3%
MAJOR GOLD PRODUCERS 34.8%
       20,000  AngloGold Ashanti Ltd. ADR .......................  $    834,400
       60,000  Barrick Gold Corp. ...............................     1,747,800
       10,000  Freeport-McMoRan Copper & Gold, Inc. .............       787,000
      270,000  Gold Fields Ltd. ADR .............................     4,676,400
      686,250  Goldcorp, Inc. ...................................    16,531,762
      225,000  Harmony Gold Mining Co., Ltd. ADR* ...............     3,359,250
      430,645  Kinross Gold Corp.* ..............................     5,744,804
       32,200  Lihir Gold Ltd. ADR* .............................       848,148
      107,333  Lihir Gold Ltd.* .................................       278,060
      124,994  Newmont Mining Corp. .............................     5,084,756
                                                                   ------------
                                                                     39,892,380
                                                                   ------------
INTERMEDIATE/MID-TIER GOLD PRODUCERS 22.6%
      161,860  Agnico-Eagle Mines Ltd. ..........................     5,877,136
      100,000  Gammon Lake Resources, Inc.* .....................     1,310,448
      430,000  Eldorado Gold Corp.* .............................     2,457,488
      504,800  IAMGOLD Corp. ....................................     3,679,992
      150,000  Meridian Gold, Inc.* .............................     3,847,500
      500,000  Oxiana Ltd. ......................................     1,353,253
      140,000  Randgold Resources Ltd. ADR ......................     3,281,600
      299,500  Yamana Gold, Inc. ................................     4,028,275
                                                                   ------------
                                                                     25,835,692
                                                                   ------------
JUNIOR GOLD PRODUCERS 9.7%
      599,000  Alhambra Resources Ltd.* .........................       784,398
      250,000  Aurizon Mines Ltd. ...............................       820,000
      400,000  Capstone Mining Corp.* ...........................       939,108
    1,000,000  Claude Resources, Inc.* ..........................     1,365,635
      150,000  Glencairn Gold Corp. .............................        85,586
      457,000  Golden Cycle Gold Corp.* .........................     3,032,195
      359,000  Golden Star Resources Ltd.* ......................     1,407,280
      300,000  Red Back Mining, Inc.* ...........................     1,428,304
      250,000  Sino Gold Mining Ltd. ............................     1,241,516
                                                                   ------------
                                                                     11,104,022
                                                                   ------------
EXPLORATION AND DEVELOPMENT COMPANIES 15.1%
      200,000  African Gold Group, Inc.* ........................       248,807
      200,000  Amarillo Gold Corp.* .............................       261,903
      187,500  Anatolia Minerals Development Ltd.* ..............     1,069,825
       58,200  Aquiline Resources, Inc.* ........................       492,667
       75,000  Aurora Energy Resources, Inc.* ...................     1,258,535
      250,000  Australian Solomons Gold Ltd.* ...................       275,933
      500,000  Birim Goldfields, Inc.* ..........................       233,842
      700,000  Brazauro Resources Corp.* ........................       471,425
      100,000  Detour Gold Corp. ................................       532,223
      100,000  Fronteer Development Group, Inc.* ................     1,200,075
      300,000  Fury Exploration Ltd. * ..........................       274,998
      215,600  Geologix Exploration* ............................       362,997
      300,000  Grayd Resource Corp. * ...........................       232,906
      244,900  Guyana Goldfields, Inc.* .........................     2,125,781
      450,000  MAG Silver Corp. .................................     4,356,468
      287,500  Majestic Gold Corp. *+ ...........................       113,752
      125,000  Mansfield Minerals, Inc.* ........................       408,054
      250,000  Maximus Ventures Ltd.* ...........................        68,983
      106,500  Metallica Resources, Inc.* .......................       504,059
      200,000  Radius Gold, Inc.* ...............................       115,985
      300,000  Sabina Silver Corp.* .............................       740,810
      300,000  Selkirk Metals Corp.* ............................       319,895
      750,000  StrataGold Corp.* ................................       505,098
      207,700  Sunridge Gold Corp.* .............................       446,834
      200,000  Western Goldfields, Inc.* ........................       391,200
      200,000  YGC Resources Ltd. *+. ...........................       281,171
                                                                   ------------
                                                                     17,294,226
                                                                   ------------
OTHER 4.5%
      206,812  Altius Minerals Corp.* ...........................     2,495,440
      229,200  International Royalty Corp. ......................     1,631,477
       40,000  Royal Gold, Inc. .................................     1,077,600
                                                                   ------------
                                                                      5,204,517
                                                                   ------------

                       See notes to financial statements.

                                  OCM GOLD FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2007 (CONTINUED)
                                   (UNAUDITED)

SHARES                                                                    VALUE
-------------------------------------------------------------------------------
PRIMARY SILVER PRODUCERS 5.6%
       40,000  Apex Silver Mines Ltd.* ..........................  $    820,000
      100,000  Coeur d'Alene Mines Corp.* .......................       361,000
      150,000  Fortuna Silver Mines, Inc. .......................       434,945
      100,000  Hecla Mining Co.* ................................       800,000
       48,075  Pan American Silver Corp.* .......................     1,335,542
      293,332  Silverstone Resources Corp.* .....................       765,500
      100,000  Silver Wheaton Corp. * ...........................     1,143,953
      700,000  US Silver Corp. * ................................       700,589
                                                                   ------------
                                                                      6,361,529
                                                                   ------------
TOTAL COMMON STOCKS
               (cost $40,222,456) ...............................   105,692,366
                                                                   ------------
EXCHANGE TRADED FUNDS 4.8%
        9,000  iShares Silver Trust* ............................     1,204,470
       65,000  Streettracks Gold Trust* .........................     4,260,100
                                                                   ------------
TOTAL EXCHANGE TRADED FUNDS
               (cost $ 3,931,360) ...............................     5,464,570
                                                                   ------------
WARRANTS 1.4%
      125,000  Australian Solomons Gold Ltd.*
                 Exercise Price 1.71 CAD, Exp. 8/28/2008 ........        39,168
            1  Canyon Resources Corp.*+#^
                 Exercise Price $2.16, Exp. 6/1/2007 ............            --
       89,000  Endeavour Mining Capital Corp.*
                 Exercise Price 5.50 CAD, Exp. 11/10/2008 .......       407,913
       75,000  Fortuna Silver Mines, Inc.*+#
                 Exercise Price $1.85, Exp. 3/23/2008 ...........        87,691
      150,000  Fury Exploration Ltd.*+#
                 Exercise Price 1.25 CAD, Exp. 9/20/2008 ........            --
       75,000  Glencairn Gold Corp.*
                 Exercise Price $1.25, Exp. 11/26/2008 ..........         8,418
        1,500  Goldcorp, Inc.*
                 Exercise Price $40.55, Exp. 6/09/2011 ..........        14,460
       50,000  Kinross Gold Corp.*
                 Exercise Price 1.90 CAD, Exp. 10/27/2007 .......       206,248
      143,750  Majestic Gold Corp.*+#
                 Exercise Price 0.60 CAD, Exp. 5/3/2009 .........            --
       35,000  Nevsun Resources*+#
                 Exercise Price 10.00 CAD, Exp. 12/18/2008 ......            --
       24,038  Pan American Silver Corp.*
                 Exercise Price 12.00 CAD, Exp. 2/20/2008 .......       405,617
      250,000  Silver Wheaton Corp.*
                 Exercise price 4.00 CAD, Exp. 8/5/2009 .........       390,515
       66,665  Silverstone Resource Corp.*+#
                 Exercise Price 1.80 CAD, Exp. 6/8/2007 .........        61,733
      100,000  YGC Resources Ltd.*+#
                 Exercise Price 3.00 CAD, Exp. 5/25/2012 ........            --
                                                                   ------------
TOTAL WARRANTS
               (cost $85,797) ...................................     1,621,763
                                                                   ------------

PRINCIPAL
AMOUNT                                                                    VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 1.7%
   $1,932,707  UMB Money Market Fiduciary .......................     1,932,707
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
               (cost $1,932,707) ................................     1,932,707
                                                                   ------------
TOTAL INVESTMENTS
               (cost $46,172,320) ...................   100.2%      114,711,406
LIABILITIES LESS OTHER ASSETS .......................   (0.2)%         (192,240)
                                                                   ------------
NET ASSETS ..........................................   100.0%     $114,519,166
                                                                   ============

            CAD - Canadian Dollars
      *     Non-income producing security.
      +     Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.
      #     Security exempt from registration under Rule 144A of the Securities
            Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with proce- dures established by the Fund's Board of Trustees.
      ^ Upon Exercise of this security, the Fund would receive multiple shares of the underlying security as noted below:

SECURITY                                                                 SHARES
-------------------------------------------------------------------------------
Canyon Resources Corp.                                                   55,556

                       See notes to financial statements.

                                  OCM GOLD FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2007 (CONTINUED)
                                   (UNAUDITED)

At May 31, 2007, restricted securities totaled $394,923 or 0.3% of net assets and consisted of the following securities:

                                           MAY 31, 2007
                                          CARRYING VALUE             ACQUISITION
ISSUER                                       PER UNIT       COST         DATE
--------------------------------------------------------------------------------
Majestic Gold Corp.                         0.3957 CAD   0.0363 CAD    5/03/07
Majestic Gold Corp. Warrants
  Exercise Price 0.60 CAD, Exp. 5/3/2009    0.6000 CAD           --    5/03/07
YGC Resources Ltd.                          1.4059 CAD   1.6664 CAD    5/25/07
YGC Resources Ltd. Warrants
  Exercise Price 3.00 CAD, Exp. 5/25/201   23.0000 CAD           --    5/25/07
--------------------------------------------------------------------------------

                       SUMMARY OF INVESTMENTS BY COUNTRY

                                                                 PERCENT OF
COUNTRY                        MARKET VALUE                INVESTMENT SECURITIES
--------------------------------------------------------------------------------
Australia                      $  3,187,930                         2.8%
Canada                           77,504,070                        67.5
Cayman Islands                    1,227,913                         1.1
New Guinea                          848,148                         0.7
Jersey                            3,281,600                         2.9
South Africa                      8,870,050                         7.7
United States(1)                 19,791,695                        17.3
--------------------------------------------------------------------------------
TOTAL                          $114,711,406                       100.0%
--------------------------------------------------------------------------------

1     Includes short-term securities.


                       See notes to financial statements.

                                  OCM GOLD FUND
               STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2007
                                   (UNAUDITED)

ASSETS:
  Investments in unaffiliated issuers, at value (cost $46,172,320) ........................................  $ 114,711,406
  Receivable for investments shares sold ..................................................................        389,110
  Interest and dividends receivable .......................................................................         17,135
  Receivable for fund shares sold .........................................................................        128,453
  Prepaid expenses and other assets .......................................................................         12,100
                                                                                                             -------------
    Total assets ..........................................................................................    115,258,204
                                                                                                             -------------
LIABILITIES:
  Due to investment adviser ...............................................................................         85,418
  Payable for securities purchased ........................................................................        354,073
  Accrued distribution fees ...............................................................................        242,467
  Accrued expenses and other liabilities ..................................................................         57,080
                                                                                                             -------------
    Total liabilities .....................................................................................        739,038
                                                                                                             -------------
    Net Assets ............................................................................................  $ 114,519,166
                                                                                                             =============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, no par value; unlimited shares authorized ................................  $  44,031,600
  Undistributed net investment loss .......................................................................     (1,850,280)
  Undistributed net realized gain on investments and foreign currency transactions ........................      3,798,701
  Net unrealized appreciation on investments and foreign currency translations ............................     68,539,145
                                                                                                             -------------
    Net Assets ............................................................................................  $ 114,519,166
                                                                                                             =============
CALCULATION OF MAXIMUM OFFERING PRICE:
  Net asset value and redemption price per share ..........................................................  $       18.09
  Maximum sales charge (4.50% of offering price) ..........................................................           0.85
                                                                                                             -------------
  Offering price to public ................................................................................  $       18.94
                                                                                                             -------------
  Shares outstanding ......................................................................................      6,331,500
                                                                                                             =============

                       See notes to financial statements.

                                  OCM GOLD FUND
             STATEMENT OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2007
                                   (UNAUDITED)

INVESTMENT INCOME:
  Interest ................................................................................................  $      33,810
  Dividends (net of foreign withholding taxes of $20,603) .................................................        235,112
                                                                                                             -------------
    Total investment income ...............................................................................        268,922
                                                                                                             -------------
EXPENSES:
  Investment advisory fees ................................................................................        494,895
  Distribution fees .......................................................................................        482,331
  Fund administration and accounting fees .................................................................         68,094
  Transfer agent fees and expenses ........................................................................         43,492
  Professional fees .......................................................................................         29,310
  Federal and state registration fees .....................................................................          8,745
  Custody fees ............................................................................................          8,031
  Reports to shareholders .................................................................................          5,681
  Trustees' fees ..........................................................................................          3,988
  Other expenses ..........................................................................................         12,030
                                                                                                             -------------
    Total expenses ........................................................................................      1,156,597
                                                                                                             -------------
    Net investment loss ...................................................................................       (887,675)
                                                                                                             -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments and foreign currency transactions ......................................      3,926,084
  Net change in unrealized appreciation/depreciation on investments and foreign currency translations .....     (6,208,399)
                                                                                                             -------------
  Net loss on investments .................................................................................     (2,282,315)
                                                                                                             -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................  $  (3,169,990)
                                                                                                             =============

                       See notes to financial statements.

                                  OCM GOLD FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           SIX MONTHS ENDED    YEAR ENDED
                                                                                             MAY 31, 2007       NOV. 30,
                                                                                              (UNAUDITED)         2006
                                                                                           ----------------  -------------
OPERATIONS:
  Net investment loss ....................................................................  $    (887,675)   $  (1,702,906)
  Net realized gain on investments and foreign currency transactions .....................      3,926,084       11,517,598
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations ....................................................     (6,208,399)      35,751,792
                                                                                            -------------    -------------
  Net increase (decrease) in net assets resulting from operations ........................     (3,169,990)      45,566,484
                                                                                            -------------    -------------
DISTRIBUTIONS PAID TO SHAREHOLDERS:
  Distributions paid from net realized gains .............................................    (10,048,572)              --
                                                                                            -------------    -------------
  Total distributions ....................................................................    (10,048,572)              --
                                                                                            -------------    -------------
FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold ..........................................................      5,537,756       11,755,811
  Distributions reinvested ...............................................................      8,876,117               --
  Payment for shares redeemed(1) .........................................................     (6,432,435)     (16,093,563)
                                                                                            -------------    -------------
  Net increase (decrease) in net assets from fund share transactions .....................      7,981,438       (4,337,752)
                                                                                            -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................     (5,237,124)      41,228,732

NET ASSETS, BEGINNING OF PERIOD ..........................................................    119,756,290       78,527,558
                                                                                            -------------    -------------
NET ASSETS, END OF PERIOD ................................................................  $ 114,519,166    $ 119,756,290
                                                                                            =============    =============
UNDISTRIBUTED NET INVESTMENT LOSS ........................................................  $  (1,850,280)   $    (962,605)
                                                                                            =============    =============
TRANSACTIONS IN SHARES:
  Shares sold ............................................................................        305,857          668,319
  Shares issued on reinvestment of distributions .........................................        510,122               --
  Shares redeemed ........................................................................       (342,959)        (921,283)
                                                                                            -------------    -------------
  Net increase (decrease) in shares outstanding ..........................................        473,020         (252,964)
                                                                                            =============    =============

1 Net of redemption fees of $1,467 and $4,526 for the six months ended May 31, 2007, and year ended November 30, 2006, respectively.

                       See notes to financial statements.

                                  OCM GOLD FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007
                                   (UNAUDITED)

NOTE 1. ORGANIZATION

      OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

      FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

      The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

      Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

      FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

      DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, annually and distributes net realized gains, if any, annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain/loss items for financial statement and tax purposes. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

      REDEMPTION FEE - A 1.50% redemption fee is retained by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held less than three months from their purchase date. The Fund records the fee as a reduction of shares redeemed and as a credit to paid-in-capital. For the six months ended May 31, 2007, the Fund received $1,467 in redemption fees.

                                  OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (CONTINUED)
                                   (UNAUDITED)

      GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      NEW ACCOUNTING PRONOUNCEMENTS - In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the statement of operations. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is to evaluating the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management is evaluating the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

NOTE 3. INVESTMENT ADVISORY AGREEMENT

      The Fund has an investment advisory agreement with Orrell Capital Management, Inc. ("OCM"). Under the agreement, the Fund pays OCM a fee computed daily and payable monthly, at the following annual rates based upon average daily net assets:

      ASSETS                                                      FEE RATE
      ------                                                      --------
      $0 to $50 million .........................................  1.000%
      $50 million to $75 million ................................  0.875%
      $75 million to $100 million ...............................  0.750%
      $100 million to $150 million ..............................  0.625%
      $150 million to $250 million ..............................  0.500%
      Over $250 million .........................................  0.375%

                                  OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (CONTINUED)
                                   (UNAUDITED)

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes the Fund to reimburse the distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers of the Fund's shares, in any fiscal year, subject to a limit of 0.99% of average daily net assets. Fees incurred by the Fund under the Plan during the period ended May 31, 2007 are reflected in the Statement of Operations. At May 31, 2007, $242,467 of Distribution Fees were available for eligible 12b-1 expenses.

NOTE 5. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six-month ended May 31, 2007 were $5,796,385 and $9,032,336 respectively. There were no purchases or sales of U.S. government obligations.

NOTE 6. FEDERAL INCOME TAX INFORMATION

      At May 31, 2007, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

      Cost of investments ..........................  $48,204,630
                                                      ===========
      Unrealized appreciation ......................  $67,508,638
      Unrealized depreciation ......................   (1,001,862)
                                                      -----------
      Net unrealized appreciation on investments ...  $66,506,776
                                                      ===========

      The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFIC's").

      The tax character of distributions paid during the fiscal years ended November 30, 2006 and 2005 was as follows:

                                                          2006           2005
                                                          ----           ----
      Ordinary income                                 $        --    $ 1,570,425
      Net long-term capital gains                              --      1,028,104
                                                      -----------    -----------
      Total distributions                             $        --    $ 2,598,529
                                                      ===========    ===========

As of November 30, 2006 the components of accumulated earnings on a tax basis were as follows:

      Undistributed ordinary income ................  $        --
      Undistributed long-term gains ................   10,048,519
                                                      -----------
      Tax accumulated earnings .....................   10,048,519
      Accumulated capital and other losses .........     (120,628)
      Unrealized appreciation on investments .......   73,778,215
                                                      -----------
      Total accumulated earnings ...................  $83,706,106
                                                      ===========

      During the year ended November 30, 2006, the Fund utilized $699,244 of its capital loss carryforwards.

      At November 30, 2006, the Fund had realized capital losses from transactions between November 1, 2006 and November 30, 2006 of $120,628. Post-October capital losses for tax purposes are deferred and will be recognized in 2007.

                                  OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (CONTINUED)
                                   (UNAUDITED)

NOTE 7. OFFERING PRICE PER SHARE

      A maximum front-end sales charge of 4.50% is imposed on purchases of the Fund's shares. For the six months ended May 31, 2007, the Fund was advised that the Distributor received $13,273 of sales charges from sales of the Fund's shares.

NOTE 8. CONCENTRATION OF RISK

      Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

      As the Fund concentrates its investments in the gold mining industry, a development adversely affecting the industry (for example, changes in the mining laws which increases production costs or a significant decrease in the market price of gold) would have a greater adverse effect on the Fund than it would if the Fund invested in a number of different industries.

                                  OCM GOLD FUND
                              FINANCIAL HIGHLIGHTS

                                                      SIX MONTHS
                                                         ENDED       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                     MAY 31, 2007     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                      (UNAUDITED)       2006         2005         2004         2003         2002
                                                     -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)
Net asset value, beginning of period ..............   $  20.44        $  12.85     $  12.76     $  14.46     $   7.53     $   4.71
                                                      --------        --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...............................      (0.27)          (0.29)       (0.18)       (0.18)       (0.12)       (0.09)
Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions ...........................      (0.34)           7.88         0.69        (1.30)        7.05         2.91
                                                      --------        --------     --------     --------     --------     --------
Total from investment operations ..................      (0.61)           7.59         0.51        (1.48)        6.93         2.82
                                                      --------        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income ..............         --              --        (0.11)       (0.01)          --           --
Distribution from net realized gains ..............      (1.74)             --        (0.31)       (0.21)          --           --
                                                      --------        --------     --------     --------     --------     --------
Total distributions ...............................      (1.74)             --        (0.42)       (0.22)          --           --
                                                      --------        --------     --------     --------     --------     --------
Net asset value, end of period ....................   $  18.09        $  20.44     $  12.85     $  12.76     $  14.46     $   7.53
                                                      ========        ========     ========     ========     ========     ========
TOTAL RETURN* .....................................      (2.65)%(1)      59.07%        4.34%      (10.31)%      92.03%       59.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ................   $114,519        $119,756     $ 78,528     $ 80,202     $ 84,230     $ 35,109
Ratio of expenses to average net assets:
  Net of waivers and reimbursements ...............       2.04%(2)        2.07%        2.24%        2.15%        2.39%        2.66%
  Before waivers and reimbursements ...............       2.04%(2)        2.07%        2.24%        2.17%        2.39%        2.66%
Ratio of net investment loss to average net assets:
  Net of waivers and reimbursements ...............      (1.56)%(2)      (1.64)%      (1.51)%      (1.58)%      (1.42)%      (1.46)%
  Before waivers and reimbursements ...............      (1.56)%(2)      (1.64)%      (1.51)%      (1.60)%      (1.42)%      (1.46)%
Portfolio turnover rate ...........................          9%(1)          20%           5%          12%          17%          32%

----------
*     Assumes no sales charge.
1     Not Annualized.
2     Annualized.

                       See notes to financial statements.

                                  OCM GOLD FUND
             EXPENSE EXAMPLE - FOR THE SIX MONTHS ENDED MAY 31, 2007
                                   (UNAUDITED)

      As a shareholder of the OCM Gold Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007 (the "period").

ACTUAL EXPENSES

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSES PAID DURING THE PERIOD

                                                                   EXPENSES PAID
                                BEGINNING            ENDING         DURING THE
                              ACCOUNT VALUE      ACCOUNT VALUE     PERIOD ENDED
                            DECEMBER 1, 2006      MAY 31, 2007     MAY 31, 2007*
                            ----------------      ------------     -------------
Actual                          $1,000.00            $973.50          $10.03
Hypothetical (5% return
before expenses)                 1,000.00          $1,014.84           10.24

----------
* Expenses are equal to the Fund's annualized expense ratio of 2.04% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                  OCM GOLD FUND
                       INVESTMENTS BY SECTOR (UNAUDITED)
                          AS A PERCENTAGE OF NET ASSETS

 [The Following table was represented as a pie chart in the printed material.]

               Major Gold Producers                         35.0%
               Intermediate/Mid-Tier Gold Producers         22.6%
               Junior Gold Producers                         9.7%
               Exploration and Development Companies        15.2%
               Other                                         4.9%
               Exchange Traded Funds                         4.8%
               Primary Silver Producers                      6.3%
               Cash and Other Assets                         1.5%

      A description of the Fund's proxy voting policies and procedures and a record of the Fund's proxy votes for the year ended June 30, 2006 are available without charge, upon request by calling toll free 1-800-779-4681 and on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov.

      The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the EDGAR database on the SEC's website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                  OCM Gold Fund
                                 Distributed by:

                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

The schedule of investments in securities in unaffiliated issuers are included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS Not applicable.

ITEM 10. SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

As of the end of the period covered by this report, the registrant had not adopted any procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)   Not applicable.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics - Not applicable.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By: /s/ Gregory M. Orrell
    ------------------------
    Gregory M. Orrell
    President

Date: August 3, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Gregory M. Orrell
    ------------------------
    Gregory M. Orrell
    President

Date: August 3, 2007

By: /s/ Jacklyn Orrell
    ------------------------
    Jacklyn Orrell
    Secretary and Treasurer

Date: August 3, 2007